OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
OTHER ASSETS
Schedule of other current assets

	As at	As at
	December 31,	December 31,
	2024	2023
Federal, provincial and other sales taxes receivable	$155,548	$149,153
Prepaid expenses	124,566	151,741
Trade receivables (Note 19)	7,646	8,148
Short term investments	7,306	10,199
Other	45,288	35,934
Total other current assets	$340,354	$355,175

Schedule of other assets

	As at	As at
	December 31,	December 31,
	2024	2023
Non-current ore in stockpiles and on leach pads	$819,294	$632,049
Non-current prepaid expenses	58,438	53,191
Investment in associate	12,361	10,865
Non-current loans receivable	12,039	10,108
Other	13,347	8,954
Total other assets	$915,479	$715,167